The Millicom Group - A.1.2. Acquisition of subsidiaries and changes in non-controlling interests in subsidiaries (Details)				1 Months Ended		3 Months Ended	4 Months Ended	8 Months Ended	12 Months Ended
	Aug. 29, 2019 USD ($)	Dec. 13, 2018 USD ($)	Oct. 07, 2018 USD ($)	Oct. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)		Dec. 31, 2017 USD ($)		May 16, 2019 USD ($)	Feb. 20, 2019 USD ($)
Disclosure of detailed information about business combination [line items]
Non-controlling interests									$ 5,000,000	$ (16,000,000)	[1]	$ (17,000,000)	[1]
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Changes in cash and cash equivalents									645,000,000	(98,000,000)	[2]	$ (8,000,000)	[2]
Telefonica CAM Acquisitions
Disclosure of detailed information about business combination [line items]
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination									16,000,000
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Acquisition price															$ 1,650,000,000
Telefonica Moviles Panama
Disclosure of detailed information about business combination [line items]
Percentage of controlling interest acquired	100.00%														100.00%
Cash consideration	$ 594,000,000
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Intangible assets (excluding goodwill), net							$ 169,000,000	$ 169,000,000	169,000,000
Property, plant and equipment, net							110,000,000	110,000,000	110,000,000
Right of use assets							57,000,000	57,000,000	57,000,000
Other non-current assets							3,000,000	3,000,000	3,000,000
Current assets (excluding cash)							23,000,000	23,000,000	23,000,000
Trade receivables	21,000,000						21,000,000	21,000,000	21,000,000
Cash and cash equivalents							10,000,000	10,000,000	10,000,000
Total assets acquired							391,000,000	391,000,000	391,000,000
Lease liabilities							48,000,000	48,000,000	48,000,000
Other debt and financing							74,000,000	74,000,000	74,000,000
Other liabilities							101,000,000	101,000,000	101,000,000
Fair value of assets acquired and liabilities assumed, net							224,000,000	224,000,000	224,000,000
Fair value of assets acquired and liabilities assumed, net							167,000,000	167,000,000	167,000,000
Acquisition price							594,000,000	594,000,000	594,000,000
Provisional Goodwill							426,000,000	426,000,000	426,000,000
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Deferred tax liabilities	$ 15,000,000
Revenue of acquiree since acquisition date							80,000,000
Net profit (loss) of acquiree since acquisition date							6,000,000
Revenue of combined entity as if combination occurred at beginning of period									158,000,000
Net profit (loss) of combined entity as if combination occurred at beginning of period									1,000,000
Amortisation of combined entity									3,000,000
Telefonica Moviles Panama | Spectrum
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Intangible assets useful lives	17 years
Fair value step-up on spectrum	$ 3,000,000
Telefonica Moviles Panama | Customer Lists
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Intangible assets not previously recognized at the date of acquisition	$ 58,000,000
Cable Onda S.A
Disclosure of detailed information about business combination [line items]
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination			$ 11,000,000
Proportion of ownership interest in subsidiary	80.00%
Enterprise value of acquired entity	$ 1,460,000,000
Percentage ownership held by non-controlling interest	20.00%	20.00%
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Intangible assets (excluding goodwill), net			673,000,000		$ 653,000,000	$ 653,000,000				653,000,000
Property, plant and equipment, net			348,000,000		378,000,000	378,000,000				378,000,000
Current assets (excluding cash)			54,000,000		50,000,000	50,000,000				50,000,000
Cash and cash equivalents			12,000,000		12,000,000	12,000,000				12,000,000
Total assets acquired			1,088,000,000		1,094,000,000	1,094,000,000				1,094,000,000
Non-current liabilities			422,000,000		425,000,000	425,000,000				425,000,000
Current liabilities			141,000,000		134,000,000	134,000,000				134,000,000
Fair value of assets acquired and liabilities assumed, net			563,000,000		559,000,000	559,000,000				559,000,000
Transaction costs assumed by Cable Onda			30,000,000		30,000,000	30,000,000				30,000,000
Fair value of non-controlling interest in Cable Onda (20%)			111,000,000		113,000,000	113,000,000				113,000,000
Millicom’s interest in the fair value of Cable Onda (80%)			444,000,000		452,000,000	452,000,000				452,000,000
Fair value of assets acquired and liabilities assumed, net			525,000,000		535,000,000	535,000,000				535,000,000
Acquisition price			956,000,000		956,000,000	956,000,000				956,000,000
Provisional Goodwill			512,000,000		504,000,000	504,000,000				504,000,000
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Changes in intangible assets (excluding goodwill)						(20,000,000)
Changes in cash and cash equivalents						0
Changes in property, plant and equipment						30,000,000
Changes in current assets (excluding cash)						(4,000,000)
Changes in total assets acquired						6,000,000
Changes in non-current liabilities						3,000,000
Changes in current liabilities						(7,000,000)
Changes in total liabilities assumed						(4,000,000)
Changes in fair value of assets acquired and liabilities assumed, net						10,000,000
Changes in transactions costs assumed						0
Changes fair value of non-controlling interest						2,000,000
Changes in Millicom's interest in fair value of acquiree						8,000,000
Changes in acquisition price						0
Changes in final goodwill						$ (8,000,000)
Fair value step-up of property, plant and equipment			$ 30,000,000
Useful life measured as period of time, property, plant and equipment			5 years
Deferred tax liabilities			$ 161,000,000
Fair value of acquired receivables			34,000,000
Revenue of acquiree since acquisition date					17,000,000
Net profit (loss) of acquiree since acquisition date					$ (7,000,000)
Revenue of combined entity as if combination occurred at beginning of period										403,000,000
Net profit (loss) of combined entity as if combination occurred at beginning of period										(59,000,000)
Amortisation of combined entity										$ 85,000,000
Cable Onda S.A | Brand names
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Intangible assets (excluding goodwill), net			$ 280,000,000
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Intangible assets useful lives			3 years
Cable Onda S.A | Customer Lists
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Intangible assets (excluding goodwill), net			$ 350,000,000
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Intangible assets useful lives			20 years
Cable Onda S.A | Favorable content contracts
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Intangible assets (excluding goodwill), net			$ 19,000,000
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Intangible assets useful lives			10 years
Telefonica de Costa Rica TC, S.A.
Disclosure of detailed information about business combination [line items]
Percentage of controlling interest acquired															100.00%
Telefonia Celular de Nicaragua, S.A.
Disclosure of detailed information about business combination [line items]
Percentage of controlling interest acquired															100.00%
Cash consideration														$ 437,000,000
Cash consideration, provisionally adjusted							430,000,000	430,000,000	430,000,000
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Intangible assets (excluding goodwill), net							131,000,000	131,000,000	131,000,000
Property, plant and equipment, net							149,000,000	149,000,000	149,000,000
Right of use assets							131,000,000	131,000,000	131,000,000
Other non-current assets							2,000,000	2,000,000	2,000,000
Current assets (excluding cash)							23,000,000	23,000,000	23,000,000
Trade receivables							17,000,000	17,000,000	17,000,000
Cash and cash equivalents							7,000,000	7,000,000	7,000,000
Total assets acquired							459,000,000	459,000,000	459,000,000
Lease liabilities							131,000,000	131,000,000	131,000,000
Other liabilities							118,000,000	118,000,000	118,000,000
Fair value of assets acquired and liabilities assumed, net							249,000,000	249,000,000	249,000,000
Fair value of assets acquired and liabilities assumed, net							210,000,000	210,000,000	210,000,000
Acquisition price							430,000,000	430,000,000	430,000,000
Provisional Goodwill							220,000,000	220,000,000	220,000,000
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Fair value step-up of property, plant and equipment							39,000,000	39,000,000	39,000,000
Right-of-use assets adjusted							7,000,000	7,000,000	7,000,000
Indemnification assets for tax contingencies							11,000,000	11,000,000	11,000,000
Tax contingent liabilities							1,000,000	1,000,000	1,000,000
Deferred tax liabilities							50,000,000	50,000,000	50,000,000
Revenue of acquiree since acquisition date								144,000,000
Net profit (loss) of acquiree since acquisition date								5,000,000
Revenue of combined entity as if combination occurred at beginning of period									219,000,000
Net profit (loss) of combined entity as if combination occurred at beginning of period									(16,000,000)
Amortisation of combined entity									$ 12,000,000
Telefonia Celular de Nicaragua, S.A. | Spectrum
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Intangible assets useful lives									14 years
Fair value step-up on spectrum							39,000,000	39,000,000	$ 39,000,000
Telefonia Celular de Nicaragua, S.A. | Customer Lists
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Intangible assets not previously recognized at the date of acquisition							81,000,000	81,000,000	$ 81,000,000
Bottom of range | Brand names
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Intangible assets useful lives									1 year
Bottom of range | Customer Lists
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Intangible assets useful lives									4 years
Bottom of range | Telefonica Moviles Panama
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Intangible assets useful lives	3 years
Bottom of range | Telefonia Celular de Nicaragua, S.A.
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Useful life measured as period of time, property, plant and equipment									6 years
Bottom of range | Telefonia Celular de Nicaragua, S.A. | Customer Lists
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Intangible assets useful lives									4 years
Top of range | Brand names
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Intangible assets useful lives									15 years
Top of range | Customer Lists
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Intangible assets useful lives									20 years
Top of range | Telefonica Moviles Panama
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Intangible assets useful lives	17 years
Top of range | Telefonia Celular de Nicaragua, S.A.
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Useful life measured as period of time, property, plant and equipment									7 years
Top of range | Telefonia Celular de Nicaragua, S.A. | Customer Lists
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Intangible assets useful lives									10 years
Land and Buildings | Telefonia Celular de Nicaragua, S.A.
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Fair value step-up of property, plant and equipment							8,000,000	8,000,000	$ 8,000,000
Core Network | Cable Onda S.A
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Fair value step-up of property, plant and equipment			$ 11,000,000
Core Network | Telefonia Celular de Nicaragua, S.A.
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Fair value step-up of property, plant and equipment							$ 25,000,000	$ 25,000,000	$ 25,000,000
Income approach - Relief-from-Royalty approach | Discount rate | Cable Onda S.A | Brand names
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Significant unobservable input, assets							0.10	0.10	0.10
Market approach - Market comparable transactions | Telefonica Moviles Panama | Spectrum
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Significant unobservable inputs, assets, estimated duration								17 years
Market approach - Market comparable transactions | Telefonia Celular de Nicaragua, S.A. | Spectrum
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Significant unobservable inputs, assets, estimated duration									14 years
Market approach - Market comparable transactions | Discount rate | Telefonica Moviles Panama | Spectrum
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Significant unobservable input, assets							0.098	0.098	0.098
Market approach - Market comparable transactions | Discount rate | Telefonia Celular de Nicaragua, S.A. | Spectrum
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Significant unobservable input, assets							0.14	0.14	0.14
Market approach - Market comparable transactions | Terminal Growth Rate, Measurement Input | Telefonica Moviles Panama | Spectrum
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Significant unobservable input, assets							0.029	0.029	0.029
Market approach - Market comparable transactions | Terminal Growth Rate, Measurement Input | Telefonia Celular de Nicaragua, S.A. | Spectrum
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Significant unobservable input, assets							2.500	2.500	2.500
Market approach - Market comparable transactions | Royalty Rate, Measurement Input | Cable Onda S.A | Brand names
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Significant unobservable input, assets							0.045	0.045	0.045
Market approach - Market comparable transactions | Tax Rate, Measurement Input | Cable Onda S.A | Brand names
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Significant unobservable input, assets							0.25	0.25	0.25
Market approach - Market comparable transactions | EBITDA Margin, Measurement Input | Cable Onda S.A | Customer Lists
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Significant unobservable input, assets							0.48	0.48	0.48
Income approach - Multi-Period Excess Earnings Method | Discount rate | Cable Onda S.A | Customer Lists
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Significant unobservable input, assets							0.10	0.10	0.10
Income approach - Multi-Period Excess Earnings Method | Discount rate | Bottom of range | Telefonica Moviles Panama | Customer Lists
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Significant unobservable input, assets							0.098	0.098	0.098
Income approach - Multi-Period Excess Earnings Method | Discount rate | Bottom of range | Telefonia Celular de Nicaragua, S.A. | Customer Lists
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Significant unobservable input, assets							0.14	0.14	0.14
Income approach - Multi-Period Excess Earnings Method | Discount rate | Top of range | Telefonica Moviles Panama | Customer Lists
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Significant unobservable input, assets							0.11	0.11	0.11
Income approach - Multi-Period Excess Earnings Method | Discount rate | Top of range | Telefonia Celular de Nicaragua, S.A. | Customer Lists
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Significant unobservable input, assets							0.15	0.15	0.15
Income approach - Multi-Period Excess Earnings Method | Monthly Churn Rate, B2B, Measurement Input | Telefonia Celular de Nicaragua, S.A. | Customer Lists
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Significant unobservable input, assets							0.012	0.012	0.012
Income approach - Multi-Period Excess Earnings Method | Monthly Churn Rate, B2C, Measurement Input | Telefonia Celular de Nicaragua, S.A. | Customer Lists
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Significant unobservable input, assets							0.029	0.029	0.029
Income approach - Multi-Period Excess Earnings Method | Monthly Churn Rate, Postpaid, Measurement Input | Bottom of range | Telefonica Moviles Panama | Customer Lists
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Significant unobservable input, assets							0.004	0.004	0.004
Income approach - Multi-Period Excess Earnings Method | Monthly Churn Rate, B2B, Measurement Input | Cable Onda S.A | Customer Lists
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Significant unobservable input, assets							0.058	0.058	0.058
Income approach - Multi-Period Excess Earnings Method | EBITDA Margin, Measurement Input | Bottom of range | Telefonica Moviles Panama | Customer Lists
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Significant unobservable input, assets							0.35	0.35	0.35
Income approach - Multi-Period Excess Earnings Method | EBITDA Margin, Measurement Input | Bottom of range | Telefonia Celular de Nicaragua, S.A. | Customer Lists
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Significant unobservable input, assets							0.36	0.36	0.36
Income approach - Multi-Period Excess Earnings Method | EBITDA Margin, Measurement Input | Top of range | Telefonica Moviles Panama | Customer Lists
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Significant unobservable input, assets							0.39	0.39	0.39
Income approach - Multi-Period Excess Earnings Method | EBITDA Margin, Measurement Input | Top of range | Telefonia Celular de Nicaragua, S.A. | Customer Lists
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Significant unobservable input, assets							0.41	0.41	0.41
Income approach - Multi-Period Excess Earnings Method | Monthly Churn Rate, Prepaid, Measurement Input | Top of range | Telefonica Moviles Panama | Customer Lists
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Significant unobservable input, assets							0.039	0.039	0.039
Market approach | Useful Life, Measurement Input | Land and Buildings | Bottom of range | Telefonia Celular de Nicaragua, S.A.
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Significant unobservable inputs, assets, duration									10 years
Market approach | Useful Life, Measurement Input | Land and Buildings | Top of range | Telefonia Celular de Nicaragua, S.A.
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Significant unobservable inputs, assets, duration									30 years
Market approach | Land and Buildings, Price per Square Meter, Measurement Input | Land and Buildings | Bottom of range | Telefonia Celular de Nicaragua, S.A.
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Significant unobservable inputs, assets, price per square meter							$ 2	$ 2	$ 2
Market approach | Land and Buildings, Price per Square Meter, Measurement Input | Land and Buildings | Top of range | Telefonia Celular de Nicaragua, S.A.
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Significant unobservable inputs, assets, price per square meter							$ 57	$ 57	$ 57
Cost approach | Useful Life, Measurement Input | Property, Plant and Equipment | Bottom of range | Cable Onda S.A
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Significant unobservable inputs, assets, duration									5 years
Cost approach | Useful Life, Measurement Input | Property, Plant and Equipment | Top of range | Cable Onda S.A
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Significant unobservable inputs, assets, duration									15 years
Cost approach | Useful Life, Measurement Input | Core Network | Bottom of range | Telefonia Celular de Nicaragua, S.A.
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Significant unobservable inputs, assets, duration									5 years
Cost approach | Useful Life, Measurement Input | Core Network | Top of range | Telefonia Celular de Nicaragua, S.A.
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Significant unobservable inputs, assets, duration									27 years
Cost approach | Remaining Useful Life, Measurement Input | Property, Plant and Equipment | Bottom of range | Cable Onda S.A
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Significant unobservable inputs, assets, duration									2 years
Cost approach | Remaining Useful Life, Measurement Input | Property, Plant and Equipment | Top of range | Cable Onda S.A
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Significant unobservable inputs, assets, duration									8 years
Cost approach | Remaining Useful Life, Measurement Input | Core Network | Telefonia Celular de Nicaragua, S.A.
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Significant unobservable inputs, assets, estimated duration									1 year 8 months 12 days
MIC Tanzania
Disclosure of detailed information about business combination [line items]
Equity decrease by net amount				$ 18,000,000
Percentage ownership held by non-controlling interest				(15.00%)
MIC Tanzania | Government of Zanzibar
Disclosure of detailed information about business combination [line items]
Percentage of controlling interest acquired				1.50%
Proportion of ownership interest in subsidiary				15.00%
Cable Onda S.A
Disclosure of detailed information about business combination [line items]
Percentage of controlling interest acquired			80.00%
Cash consideration		$ 956,000,000
Proportion of ownership interest in subsidiary									80.00%	80.00%		0.00%
Percentage ownership held by non-controlling interest		20.00%	20.00%

[1]	Re-presented for discontinued operations (shown in note A.4.) 2018 and 2017 were not restated for the application of IFRS 16, and, additionally, 2017 was not restated for the application of IFRS 15 and IFRS 9, as the Group elected the modified retrospective approach.
[2]	Re-presented for discontinued operations (shown in note A.4. and E.4.2.). 2018 and 2017 were not restated for the application of IFRS 16, and , additionally,2017 was not restated for the application of IFRS 15 and IFRS 9, as the Group elected the modified retrospective approach.